Loss Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (7,141)	$ (10,408)	$ (29,172)	$ (39,971)	$ (51,373)	$ (58,225)
Net loss attributable to common stockholders	$ (7,141)	$ (10,408)	$ (29,172)	$ (39,971)	$ (51,373)	$ (58,225)
Denominator:
Weighted average common stock outstanding - basic	46,535	3,547	19,164	2,938	3,092	122
Weighted average common stock outstanding - diluted	46,535	3,547	19,164	2,938	3,092	122
Net loss per share attributable to common stockholders - basic	$ (153.5)	$ (2,934.7)	$ (1,522.2)	$ (13,606.1)	$ (16,614.85)	$ (477,963.21)
Net loss per share attributable to common stockholders - diluted	(153.5)	(2,934.7)	(1,522.2)	(13,606.1)	$ (16,614.85)	$ (477,963.21)
Adjustment [Member]
Denominator:
Net loss per share attributable to common stockholders - basic	(153.46)	(2,934.67)	(1,522.25)	(13,606.08)
Net loss per share attributable to common stockholders - diluted	$ (153.46)	$ (2,934.67)	$ (1,522.25)	$ (13,606.08)